American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
November 30, 2020

American Century Sustainable Equity ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.9%
Lockheed Martin Corp.	2,436	889,140
Air Freight and Logistics — 0.4%
Expeditors International of Washington, Inc.	4,274	381,967
Auto Components — 1.0%
Aptiv plc	8,556	1,015,597
Banks — 3.9%
Bank of America Corp.	57,166	1,609,795
JPMorgan Chase & Co.	13,058	1,539,277
Regions Financial Corp.	51,800	790,986
		3,940,058
Beverages — 1.5%
PepsiCo, Inc.	10,563	1,523,502
Biotechnology — 2.4%
AbbVie, Inc.	9,878	1,033,041
Amgen, Inc.	4,825	1,071,343
Vertex Pharmaceuticals, Inc.(1)	1,664	378,976
		2,483,360
Building Products — 1.7%
Johnson Controls International plc	22,367	1,029,777
Masco Corp.	13,233	710,215
		1,739,992
Capital Markets — 4.6%
Ameriprise Financial, Inc.	2,805	519,598
BlackRock, Inc.	1,381	964,421
Intercontinental Exchange, Inc.	5,089	536,941
Morgan Stanley	23,211	1,435,136
S&P Global, Inc.	3,412	1,200,273
		4,656,369
Chemicals — 2.9%
Air Products and Chemicals, Inc.	1,834	513,777
Ecolab, Inc.	2,508	557,152
Linde plc	4,955	1,270,561
Sherwin-Williams Co. (The)	889	664,643
		3,006,133
Communications Equipment — 0.5%
Cisco Systems, Inc.	11,870	510,647
Consumer Finance — 0.6%
American Express Co.	5,526	655,328
Containers and Packaging — 0.7%
Ball Corp.	7,933	761,647
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	20,147	1,217,080
Electric Utilities — 2.1%
NextEra Energy, Inc.	28,535	2,099,891
Electrical Equipment — 0.6%
Eaton Corp. plc	5,514	667,801
Electronic Equipment, Instruments and Components — 1.6%
CDW Corp.	2,216	289,166

Cognex Corp.	6,827	512,980
Keysight Technologies, Inc.(1)	6,770	812,671
		1,614,817
Entertainment — 1.8%
Activision Blizzard, Inc.	6,158	489,438
Walt Disney Co. (The)	9,046	1,338,898
		1,828,336
Equity Real Estate Investment Trusts (REITs) — 2.6%
Prologis, Inc.	20,232	2,024,212
SBA Communications Corp.	2,027	582,114
		2,606,326
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	1,595	624,873
Sysco Corp.	12,416	885,137
		1,510,010
Food Products — 0.9%
Beyond Meat, Inc.(1)	229	32,037
Mondelez International, Inc., Class A	13,107	752,997
Vital Farms, Inc.(1)	3,881	115,033
		900,067
Health Care Equipment and Supplies — 2.0%
Edwards Lifesciences Corp.(1)	9,880	828,833
Medtronic plc	8,657	984,301
ResMed, Inc.	1,186	248,586
		2,061,720
Health Care Providers and Services — 3.4%
Cigna Corp.	3,042	636,204
CVS Health Corp.	12,734	863,238
Humana, Inc.	1,266	507,058
UnitedHealth Group, Inc.	4,208	1,415,319
		3,421,819
Hotels, Restaurants and Leisure — 0.5%
Chipotle Mexican Grill, Inc.(1)	422	544,139
Household Products — 2.5%
Colgate-Palmolive Co.	6,779	580,553
Procter & Gamble Co. (The)	14,478	2,010,560
		2,591,113
Industrial Conglomerates — 1.5%
Honeywell International, Inc.	7,286	1,485,761
Insurance — 1.3%
Aflac, Inc.	6,409	281,547
Marsh & McLennan Cos., Inc.	3,519	403,418
Progressive Corp. (The)	2,058	179,273
Prudential Financial, Inc.	3,103	234,649
Travelers Cos., Inc. (The)	1,808	234,407
		1,333,294
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	2,139	3,752,662
Facebook, Inc., Class A(1)	7,658	2,121,036
		5,873,698
Internet and Direct Marketing Retail — 5.4%
Amazon.com, Inc.(1)	1,490	4,720,380
Expedia Group, Inc.	6,264	779,805
		5,500,185

IT Services — 5.8%
Accenture plc, Class A	4,793	1,193,888
MasterCard, Inc., Class A	4,468	1,503,527
PayPal Holdings, Inc.(1)	7,597	1,626,670
Visa, Inc., Class A	7,528	1,583,515
		5,907,600
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	8,098	946,656
Thermo Fisher Scientific, Inc.	2,815	1,308,919
		2,255,575
Machinery — 2.0%
Cummins, Inc.	4,169	963,748
Parker-Hannifin Corp.	4,173	1,115,276
		2,079,024
Media — 0.6%
Comcast Corp., Class A	11,300	567,712
Multiline Retail — 0.5%
Target Corp.	2,689	482,756
Oil, Gas and Consumable Fuels — 1.1%
ConocoPhillips	19,209	759,908
Phillips 66	5,399	327,072
		1,086,980
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	2,021	495,792
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	16,909	1,055,121
Merck & Co., Inc.	15,033	1,208,503
Novo Nordisk A/S, ADR	6,862	460,646
Zoetis, Inc.	3,634	582,821
		3,307,091
Professional Services — 1.0%
IHS Markit Ltd.	10,140	1,008,524
Road and Rail — 1.9%
Norfolk Southern Corp.	3,289	779,559
Union Pacific Corp.	5,654	1,153,868
		1,933,427
Semiconductors and Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(1)	6,799	629,995
Applied Materials, Inc.	7,083	584,206
ASML Holding NV, NY Shares	1,857	812,865
Broadcom, Inc.	1,911	767,419
NVIDIA Corp.	3,248	1,741,123
Texas Instruments, Inc.	5,809	936,701
		5,472,309
Software — 8.6%
Adobe, Inc.(1)	1,890	904,308
Microsoft Corp.	32,346	6,924,308
salesforce.com, Inc.(1)	3,802	934,532
		8,763,148
Specialty Retail — 3.1%
Home Depot, Inc. (The)	7,240	2,008,449
TJX Cos., Inc. (The)	17,410	1,105,709
		3,114,158

Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	51,295	6,106,670
Textiles, Apparel and Luxury Goods — 2.0%
NIKE, Inc., Class B	11,133	1,499,615
VF Corp.	6,293	524,836
		2,024,451
TOTAL COMMON STOCKS (Cost $90,901,682)		101,425,014
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $252,417)	252,417	252,417
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $91,154,099)		101,677,431
OTHER ASSETS AND LIABILITIES — 0.1%		69,589
TOTAL NET ASSETS — 100.0%		$101,747,020

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.